Property, Plant and Equipment - Summary of Property, Plant and Equipment and Related Accumulated Depreciation (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	€ 111,086	€ 115,190
Ending balance	102,523	111,086
Gross trade receivables
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	346,620	369,233
Additions	4,190	7,160
Disposals	(643)	(29,903)
Effect of translation adj.	598	130
Ending balance	350,765	346,620
Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(235,534)	(254,043)
Depreciation	(10,969)	(10,154)
Disposals	577	28,541
Effect of translation adj.	(2,316)	122
Ending balance	(248,242)	(235,534)
Land and buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	84,062	87,385
Ending balance	78,510	84,062
Land and buildings [member] | Gross trade receivables
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	170,045	169,273
Additions	560	646
Disposals	(3)	(27)
Effect of translation adj.	213	153
Ending balance	170,815	170,045
Land and buildings [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(85,983)	(81,888)
Depreciation	(3,984)	(4,018)
Disposals		23
Effect of translation adj.	(2,338)	(100)
Ending balance	€ (92,305)	(85,983)
Land and buildings [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Annual rate of depreciation	0.00%
Land and buildings [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Annual rate of depreciation	10.00%
Machinery and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	€ 16,560	17,755
Ending balance	13,792	16,560
Machinery and equipment [member] | Gross trade receivables
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	126,354	132,240
Additions	1,510	2,320
Disposals	(522)	(7,905)
Reclassifications	183
Effect of translation adj.	(60)	(301)
Ending balance	127,465	126,354
Machinery and equipment [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(109,794)	(114,485)
Depreciation	(3,221)	(3,381)
Disposals	462	7,588
Effect of translation adj.	(1,120)	484
Ending balance	€ (113,673)	(109,794)
Machinery and equipment [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Annual rate of depreciation	10.00%
Machinery and equipment [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Annual rate of depreciation	25.00%
Office furniture and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	€ 996	1,160
Ending balance	837	996
Office furniture and equipment [member] | Gross trade receivables
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	15,079	15,412
Additions	126	365
Disposals	(114)	(725)
Effect of translation adj.	32	27
Ending balance	15,123	15,079
Office furniture and equipment [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(14,083)	(14,252)
Depreciation	(381)	(204)
Disposals	112	369
Effect of translation adj.	66	4
Ending balance	€ (14,286)	(14,083)
Office furniture and equipment [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Annual rate of depreciation	10.00%
Office furniture and equipment [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Annual rate of depreciation	20.00%
Retail gallery and store furnishings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	€ 1,236	765
Ending balance	736	1,236
Retail gallery and store furnishings [member] | Gross trade receivables
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	13,494	32,586
Additions	285	881
Disposals	(4)	(20,329)
Effect of translation adj.	(43)	356
Ending balance	13,732	13,494
Retail gallery and store furnishings [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(12,258)	(31,821)
Depreciation	(535)	(140)
Disposals	3	20,060
Effect of translation adj.	(206)	(357)
Ending balance	€ (12,996)	(12,258)
Retail gallery and store furnishings [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Annual rate of depreciation	25.00%
Retail gallery and store furnishings [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Annual rate of depreciation	35.00%
Leasehold improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	€ 7,320	7,853
Ending balance	8,393	7,320
Leasehold improvements [member] | Gross trade receivables
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	20,736	19,450
Additions	1,671	2,288
Disposals		(917)
Reclassifications	545
Effect of translation adj.	423	(85)
Ending balance	23,375	20,736
Leasehold improvements [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(13,416)	(11,597)
Depreciation	(2,848)	(2,411)
Disposals		501
Effect of translation adj.	1,282	91
Ending balance	€ (14,982)	(13,416)
Leasehold improvements [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Annual rate of depreciation	10.00%
Leasehold improvements [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Annual rate of depreciation	20.00%
Constr. in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	€ 912	272
Ending balance	255	912
Constr. in progress [member] | Gross trade receivables
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	912	272
Additions	38	660
Reclassifications	(728)
Effect of translation adj.	33	(20)
Ending balance	€ 255	€ 912
Constr. in progress [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Annual rate of depreciation	0.00%
Constr. in progress [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Annual rate of depreciation		0.00%